CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Direct sales, net	$ 18,942,436	$ 13,361,915	$ 18,003,617
Distribution sales, net	1,347,851	3,116,540	4,952,548
Total revenues, net	20,290,287	16,478,455	22,956,165
Cost of revenues:
Direct sales	5,244,490	2,352,556	12,537,965
Distribution sales	827,495	2,877,620	2,955,637
Total cost of revenues	6,071,985	5,230,176	15,493,602
Gross profit	14,218,302	11,248,279	7,462,563
Operating (expenses) income
Advertising expenses	0	(23,701)	(2,203,996)
Other selling and marketing expenses	(10,114,870)	(7,037,783)	(14,417,878)
General and administrative expenses	(9,759,145)	(14,153,048)	(21,664,447)
Other operating income, net	1,473,055	7,607,334	1,712,774
Total operating expenses	(18,400,960)	(13,607,198)	(36,573,547)
Loss from continuing operations	(4,182,658)	(2,358,919)	(29,110,984)
Interest expense	0	0	(14,183)
Interest income	533,622	466,530	836,211
Other income (expense), net	11,638,843	17,671,023	195,355
Income Loss from Continuing Operations After Income Tax ExpenseBenefit But before Equity Method Investments, Noncontrolling Interest	7,989,807	15,778,634	(28,093,601)
Income tax expense (benefit)	7,864,545	(4,592,783)	(183,091)
Income (loss) from continuing operations before equity in losses of affiliates	15,854,352	11,185,851	(28,276,692)
Discontinued operations :
Loss from discontinued operations	(3,474,506)	(6,909,067)	(11,746,310)
Loss from discontinued operations before equity in losses of affiliates	(3,474,506)	(6,909,067)	(11,746,310)
Equity in losses of affiliates	0	(868,121)	(226,779)
Net income (loss)	12,379,846	3,408,663	(40,249,781)
Net loss attributable to non-controlling interests	(4,457)	(29,707)	(91,127)
Net income (loss) attributable to Acorn International, Inc.	$ 12,384,303	$ 3,438,370	$ (40,158,654)
Income (Loss) per ordinary share:
Basic and diluted	$ 0.19	$ 0.05	$ (0.51)
—Continuing operations	0.24	0.14	(0.36)
—Discontinued operations	$ (0.05)	$ (0.09)	$ (0.15)
Shares used in calculating income (loss) per ordinary share:
Basic and diluted	65,836,869	75,600,700	79,226,404
Includes share-based compensation related to:
General and administrative expenses	$ 25,000	$ 658,000	$ 71,333
General and Administrative Expense [Member]
Includes share-based compensation related to:
General and administrative expenses	$ 25,000	$ 658,000	$ 71,333